Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities [Abstract]
Payroll and related employee taxes	$ 1,349	$ 1,908
Litigation settlement	1,824
Construction in progress	1,302	323
Other	659	840
Total accrued liabilities	$ 5,134	$ 3,071	[1]

[1]	Recast